Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2025 $ / shares	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2024 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 84,286
Balance at end of year	$ 88,100		$ 84,286
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares) | shares	12,000,000
Balance at end of year (shares) | shares			12,000,000
Balance at beginning of year	$ 300
Balance at end of year			$ 300
Dividend declared per share | $ / shares				$ 0.96
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares) | shares	8,000,000
Balance at end of year (shares) | shares			8,000,000
Balance at beginning of year	$ 200
Balance at end of year			$ 200
Dividend declared per share | $ / shares		$ 0.57		0.76
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares) | shares	16,000,000
Balance at end of year (shares) | shares	16,000,000		16,000,000
Balance at beginning of year	$ 400
Balance at end of year	$ 400		$ 400
Dividend declared per share | $ / shares		1.7		1.7
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares) | shares	500,000
Balance at end of year (shares) | shares	500,000		500,000
Balance at beginning of year	$ 500
Balance at end of year	$ 500		$ 500
Dividend declared per share | $ / shares		73.73		73.73
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares) | shares	650,000
Balance at end of year (shares) | shares	650,000		650,000
Balance at beginning of year	$ 650
Balance at end of year	650		$ 650
Dividend declared per share | $ / shares		70.57		70.57
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	2,050
Balance at end of year	1,550		2,050
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	6,037
Balance at end of year	7,406		6,037
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	8,087		6,958
Balance at end of year	$ 8,956		$ 8,087
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares) | shares	729,529,876		720,909,161
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan (shares) | shares			7,790,724
Issued under the Stock Option Plan and other stock-based compensation plans (shares) | shares	1,520,631		811,652
Purchased for cancellation and treasury shares sold/purchased (shares) | shares	(22,200,000)
Treasury shares sold | shares	55,172		18,339
Balance at end of year (shares) | shares	708,905,679		729,529,876
Balance at beginning of year	$ 23,921		$ 22,941
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan			905
Issued under the Stock Option Plan and other stock-based compensation plans	161		74
Treasury shares sold	7		1
Purchased for cancellation and treasury shares sold/purchased	(730)
Balance at end of year	$ 23,359		$ 23,921
Dividend declared per share | (per share)	$ 6.44	$ 6.44	$ 6.12	$ 6.12
4.800% Additional Tier 1 Capital Notes (AT1 Notes) [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 658
Balance at end of year	658		$ 658
4.300% LRCNs, Series 1 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,250
Balance at end of year	1,250		1,250
5.625% LRCNs, Series 2 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	750
Balance at end of year	750		750
7.325% LRCNs, Series 3 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,000
Balance at end of year	1,000		1,000
7.700% LRCNs, Series 4 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,356
Balance at end of year	1,356		1,356
7.300% LRCNs, Series 5 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,023
Balance at end of year	1,023		$ 1,023
6.875% LRCNs, Series 6 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of year	$ 1,369